Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 282,859	$ 192,541
Short term investments - available for sale (Note 3)	77,589	68,046
Accounts receivable, net	379,501	416,229
Unbilled revenue	268,509	192,687
Other receivables	33,798	32,044
Prepayments and other current assets	34,377	35,170
Income taxes receivable (Note 13)	24,385	21,241
Total current assets	1,101,018	957,958
Other Assets:
Property, plant and equipment, net (Note 6)	163,051	148,967
Goodwill (Note 4)	769,058	616,088
Other non-current assets	15,393	13,831
Non-current income taxes receivable (Note 13)	18,396	12,698
Non-current deferred tax asset (Note 13)	8,074	19,691
Intangible assets (Note 5)	71,628	56,610
Total Assets	2,146,618	1,825,843
Current Liabilities:
Accounts payable	18,590	8,696
Payments on account	298,992	272,757
Other liabilities (Note 7)	233,503	190,727
Income taxes payable (Note 13)	14,973	22,226
Total current liabilities	566,058	494,406
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 20)	348,888	348,511
Non-current other liabilities (Note 8)	17,111	23,752
Non-current government grants (Note 11)	966	887
Non-current income taxes payable (Note 13)	14,879	8,482
Non-current deferred tax liability (Note 13)	7,716	4,631
Commitments and contingencies (Note 16)	0	0
Total Liabilities	955,618	880,669
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12)
54,081,601 shares issued and outstanding at December 31, 2017 and 54,530,843 shares issued and outstanding at December 31, 2016.	4,664	4,692
Additional paid-in capital	481,337	438,126
Other undenominated capital (Note 12 (a))	912	809
Accumulated other comprehensive income (Note 19)	(38,713)	(86,300)
Retained earnings	742,800	587,847
Total Shareholders' Equity	1,191,000	945,174
Total Liabilities and Shareholders' Equity	$ 2,146,618	$ 1,825,843